Note 8 - Equity Transactions - Common Stock Warrants Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Warrants outstanding (in shares)	32,192,294	20,632,331
Issued (in shares)	31,129,000	11,559,963
Exercised (in shares)
Expired (in shares)
Warrants outstanding (in shares)	63,321,294	32,192,294